Newbuildings (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($) rig
Carrying Value Of New Buildings [Roll Forward]
Opening balance	$ 261.4	$ 361.8	$ 642.7
Additions	181.8	302.0	971.4
Capitalized interest	5.0	18.5	23.4
Transfers to jack-up rigs	(312.7)	(420.9)	(1,275.7)
Total newbuildings	135.5	261.4	361.8
Rigs Delivered Final Installment And Related Financing [Abstract]
First installment	115.2	113.4	590.8
Onerous contract allocated	0.0	0.0	77.2
Final installment	181.8	300.0	754.0
Capitalized cost	15.7	7.5	8.1
Transferred to jack-up rigs	312.7	420.9	1,275.7
Remaining onerous contract					$ 75.0
Njord
Rigs Delivered Final Installment And Related Financing [Abstract]
Delivery financing		$ 87.0
Shipyard		PPL
First installment		$ 55.8
Onerous contract allocated		0.0
Final installment		87.0
Capitalized cost		2.7
Transferred to jack-up rigs		145.5
Thor
Rigs Delivered Final Installment And Related Financing [Abstract]
Delivery financing		$ 120.0
Shipyard		Keppel
First installment		$ 0.0
Onerous contract allocated		0.0
Final installment		122.1
Capitalized cost		0.0
Transferred to jack-up rigs		122.1
Hermod
Rigs Delivered Final Installment And Related Financing [Abstract]
Delivery financing		$ 90.9
Shipyard		Keppel
First installment		$ 57.6
Onerous contract allocated		0.0
Final installment		90.9
Capitalized cost		4.8
Transferred to jack-up rigs		153.3
Saga
Rigs Delivered Final Installment And Related Financing [Abstract]
Delivery financing			$ 0.0
Shipyard			Keppel
First installment			$ 100.1
Onerous contract allocated			38.0
Final installment			72.5	$ 72.5
Capitalized cost			0.3	62.0
Transferred to jack-up rigs			134.9
Gerd
Rigs Delivered Final Installment And Related Financing [Abstract]
Delivery financing			$ 87.0
Shipyard			PPL
First installment			$ 55.8
Onerous contract allocated			0.0
Final installment			87.0
Capitalized cost			0.3
Transferred to jack-up rigs			143.1
Gersemi
Rigs Delivered Final Installment And Related Financing [Abstract]
Delivery financing			$ 87.0
Shipyard			PPL
First installment			$ 55.8
Onerous contract allocated			0.0
Final installment			87.0
Capitalized cost			0.4
Transferred to jack-up rigs			143.2
Grid
Rigs Delivered Final Installment And Related Financing [Abstract]
Delivery financing			$ 87.0
Shipyard			PPL
First installment			$ 55.8
Onerous contract allocated			0.0
Final installment			87.0
Capitalized cost			0.4
Transferred to jack-up rigs			143.2
Gunnlod
Rigs Delivered Final Installment And Related Financing [Abstract]
Delivery financing			$ 87.0
Shipyard			PPL
First installment			$ 55.8
Onerous contract allocated			0.0
Final installment			87.0
Capitalized cost			1.5
Transferred to jack-up rigs			144.3
Skald
Rigs Delivered Final Installment And Related Financing [Abstract]
Delivery financing			$ 0.0
Shipyard			Keppel
First installment			$ 100.1
Onerous contract allocated			39.2
Final installment			72.5
Capitalized cost			0.7	$ 60.8
Transferred to jack-up rigs			134.1
Groa
Rigs Delivered Final Installment And Related Financing [Abstract]
Delivery financing			$ 87.0
Shipyard			PPL
First installment			$ 55.8
Onerous contract allocated			0.0
Final installment			87.0
Capitalized cost			1.3
Transferred to jack-up rigs			144.1
Gyme
Rigs Delivered Final Installment And Related Financing [Abstract]
Delivery financing			$ 87.0
Shipyard			PPL
First installment			$ 55.8
Onerous contract allocated			0.0
Final installment			87.0
Capitalized cost			1.4
Transferred to jack-up rigs			144.2
Natt
Rigs Delivered Final Installment And Related Financing [Abstract]
Delivery financing			$ 87.0
Shipyard			PPL
First installment			$ 55.8
Onerous contract allocated			0.0
Final installment			87.0
Capitalized cost			1.8
Transferred to jack-up rigs			$ 144.6
Heimdal
Rigs Delivered Final Installment And Related Financing [Abstract]
Delivery financing	$ 90.9
Shipyard	Keppel
First installment	$ 57.6
Onerous contract allocated	0.0
Final installment	90.9
Capitalized cost	8.4
Transferred to jack-up rigs	156.9
Hild
Rigs Delivered Final Installment And Related Financing [Abstract]
Delivery financing	$ 90.9
Shipyard	Keppel
First installment	$ 57.6
Onerous contract allocated	0.0
Final installment	90.9
Capitalized cost	7.3
Transferred to jack-up rigs	$ 155.8
Keppel Rigs
Rigs Delivered Final Installment And Related Financing [Abstract]
Onerous contract allocated					275.0
Final installment		$ 448.2
Second installment					$ 275.0
Number of rigs under construction | rig					5
Tivar
Rigs Delivered Final Installment And Related Financing [Abstract]
Remaining onerous contract					$ 25.0
Vale
Rigs Delivered Final Installment And Related Financing [Abstract]
Remaining onerous contract					25.0
Var
Rigs Delivered Final Installment And Related Financing [Abstract]
Remaining onerous contract					$ 25.0